Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	TPIV
Entity Registrant Name	TAPIMMUNE INC.
Entity Central Index Key	0001094038
Entity Filer Category	Smaller Reporting Company